Borrowings - Principal payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 23,574
2024	29,975
2025	514,124
2026	338
2027 and thereafter	118,833
Total	$ 686,844	$ 835,511